  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 19, 2012

                                                 FILE NOS. 333-97085; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 32                            [X]

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 124                                            [X]


                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

             666 THIRD AVENUE, 9TH FLOOR, NEW YORK, NEW YORK 10017 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485;

[_] on (date) pursuant to paragraph (b) of Rule 485;

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

                    SUPPLEMENT DATED SEPTEMBER 19, 2012 TO

                       PROSPECTUS DATED MAY 1, 2012 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective on and after December 3, 2012, the charge for the Lifetime Income Plus 2008 guaranteed withdrawal benefit rider will increase, on an annual basis, to 1.25% upon a reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract or rider was issued.

Effective on and after December 3, 2012, the charge for the Lifetime Income Plus Solution guaranteed withdrawal benefit rider will increase, on an annual basis, to 1.25% upon a reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract or rider was issued.

The charge for the optional Purchase Payment Death Benefit, if elected with these riders, will not change.

Impacted contract owners will receive written notice in advance of their contract anniversaries informing them of their options as well as a discussion of certain circumstances in which a reset would not be in their best interest. Contract owners whose riders automatically reset will have the opportunity to opt-out of the automatic reset and the resulting rider charge increase. Contract owners who have to request a manual reset will have the opportunity to reset and, if they do reset, will incur the higher rider charge.

19779NY 09/19/12

   Part A and Part B of Post-Effective Amendment No. 30 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2012, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 32 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate Account
             1. Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 10 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (2)         Not Applicable.

 (3)         Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

    (i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)         Form of Contract. Previously filed on December 19, 2002 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(a)      Payment Protection Rider. Previously filed on May 17, 2005 with
             Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(b)(i)   Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
             Previously filed on September 1, 2006 with Post-Effective Amendment
             No. 13 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (4)(b)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(b)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on November 27, 2007 with Post-Effective Amendment No. 19 to
             Form N-4 for Genworth Life of New York VA Separate Account 1,
             Registration No. 333-97085.

 (4)(b)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
            filed on August 26, 2008 with Post-Effective Amendment No. 21 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (4)(c)     [Reserved.]

 (4)(d)     Payment Protection Variable Annuity Rider. Previously filed on
            October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-97085.

 (5)        Form of Application. Previously filed on October 20, 2006 with
            Post-Effective Amendment No. 14 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (6)(a)     Amended and Restated Articles of Incorporation of Genworth Life
            Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
            New York VA Separate Account 1, Registration No. 333-97085.

    (b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (7)        Reinsurance Agreements. Previously filed on April 26, 2010 with
            Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (7)(a)     Reinsurance Agreement. Previously filed on July 16, 2009 with
            Post-Effective Amendment No. 24 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (8)(a) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
            25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-97085.

    (b)     Participation Agreement between GE Investments Funds, Inc. Genworth
            Life Insurance Company of New York. Previously filed on September 1,
            2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
            Life of New York VA Separate Account 1, Registration No. 333-97085.

    (c)     Participation Agreement between Janus Aspen Series and GE Capital
            Life. Previously filed with Post-Effective Amendment No. 19 to Form
            N-4 for GE Capital Life Separate Account II, Registration
            No. 333-47016.

    (d)     Form of Participation Agreement regarding Oppenheimer Variable
            Account Funds. Previously filed on December 7, 2000 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-47016.

    (e)(1)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life Insurance Company of New York. Previously filed on
            April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-97085.

    (e)(2) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life Insurance Company of New York.
            Previously filed on April 29, 2008 with Post-Effective Amendment
            No. 20 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-97085.

    (g)     [Reserved.]

    (h)(1) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-47016.

    (h)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (i)(1) Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (i)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

    (j)(1) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (j)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (k)(1) Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.

    (k)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and PIMCO Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (l)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (m)(1) Form of Participation Agreement between Eaton Vance and GE Capital
           Life Assurance Company of New York. Previously filed on December 19,
           2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-97085.

    (m)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (n) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (o)    Form of Participation Agreement between Nations Separate Account
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 30, 2004 with Post-Effective Amendment No. 4 to Form
           N-4 for GE Capital Life Separate Account II, Registration No.
           333-97085.

    (p)(1) Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.

    (p)(2) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (q) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 6 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

    (r)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life Insurance Company of New York and
           Capital Brokerage Corporation. Previously filed on April 24, 2006 with Post-Effective Amendment No. 12 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

    (s)    Form of Fund Participation Agreement between Genworth Life Insurance
           Company of New York and American Century Variable Portfolios II, Inc.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (t)    Form of Fund Participation Agreement between Genworth Life Insurance
           Company of New York and Goldman Sachs Variable Insurance Trust.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (u) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-97085.

    (v) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on April
           25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (w) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-97085.

    (x)    [Reserved.]

    (y)    Form of Fund Participation Agreement between American Century
           Investment Services, Inc. and Genworth Life Insurance Company of New
           York regarding American Century Variable Portfolios II, Inc.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

    (z)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

    (aa)   Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life Insurance Company of New York. Previously filed on
           April 27, 2011 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (bb)   Form of Fund Participation Agreement Amendment between Genworth Life
           Insurance Company of New York and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

 (9)    Opinion and Consent of Aneal V. Krishnamurthy, Counsel for Genworth
        Life Insurance Company of New York. Previously filed on April 26,
        2012 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
        Life of New York VA Separate Account 1, Registration No. 333-97085.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2012 with Post-Effective Amendment No. 30 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Not Applicable.

(14)(a) Power of Attorney. Previously filed on April 27, 2011 with
        Post-Effective Amendment No. 28 and on October 14, 2011 with
        Post-Effective Amendment No. 29 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-97085.

    (b) Power of Attorney. Previously filed on June 1, 2012 with
        Post-Effective Amendment No. 31 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-97085.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          NAME                       ADDRESS                        POSITION WITH COMPANY
          ----                        -------                        ---------------------
David J. Sloane.......... 666 Third Avenue, 9th Floor     Director, Chairperson of the Board,
                          New York, New York 10017        President and Chief Executive Officer
Marshall S. Belkin....... 50 Quail Close                  Director
                          Irvington, New York 10533
Ward E. Bobitz........... 6620 West Broad Street          Director, Vice President and Assistant
                          Richmond, Virginia 23230        Secretary
Richard I. Byer.......... 3060 Lucerne Park Drive         Director
                          Lake Worth, Florida 33467
Paul A. Haley............ 6610 West Broad Street          Director, Senior Vice President and Chief
                          Richmond, Virginia 23230        Actuary
Patrick B. Kelleher...... 6610 West Broad Street          Director and Senior Vice President
                          Richmond, Virginia 23230
Daniel J. Sheehan, IV.... 3001 Summer Street              Director, Senior Vice President and Chief
                          2nd Floor                       Investment Officer
                          Stamford, Connecticut 06905
Thomas M. Stinson........ 6610 West Broad Street          Director and President, Long Term Care
                          Richmond, Virginia 23230        Division
Terrence O. Jones........ 14 Chamberlin Court             Director
                          Cranberry, New Jersey 08512
Amy R. Corbin............ 6610 West Broad Street          Senior Vice President and Chief Financial
                          Richmond, Virginia 23230        Officer
Alexandra Duran.......... 150 E. 85th Street              Director
                          New York, New York 10028
Harry D. Dunn............ 6610 West Broad Street          Director and Vice President
                          Richmond, Virginia 23230
James J. Buddle.......... 704 Green View Lane             Director
                          Doylestown, Pennsylvania 18901
John G. Apostle, II...... 6620 West Broad Street          Vice President and Chief Compliance
                          Richmond, Virginia 23230        Officer
Thomas E. Duffy.......... 6610 West Broad Street          Senior Vice President, General Counsel and
                          Richmond, Virginia 23230        Secretary

          NAME                     ADDRESS               POSITION WITH COMPANY
          ----                     -------               ---------------------
Elena K. Edwards......... 700 Main Street            Senior Vice President
                          Lynchburg, Virginia 24504
Patrick M. Foley......... 6610 West Broad Street     Senior Vice President
                          Richmond, Virginia 23230
Martin P. Klein.......... 6610 West Broad Street     Senior Vice President
                          Richmond, Virginia 23230
Scott J. McKay........... 6610 West Broad Street     Senior Vice President
                          Richmond, Virginia 23230
Leon E. Roday............ 6620 West Broad Street     Senior Vice President
                          Richmond, Virginia 23230
Jac J. Amerell........... 6610 West Broad Street     Vice President and Controller
                          Richmond, Virginia 23230
Gary T. Prizzia.......... 6620 West Broad Street     Treasurer
                          Richmond, Virginia 23230


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACTOWNERS


   There were 1,253 owners of Qualified Contracts and 923 owners of Non-Qualified Contracts as of September 5, 2012.

ITEM 28. INDEMNIFICATION

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)

         NAME                 ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------          --------------------------------------
Scott R. Reeks......... 6620 W. Broad St.     President and Chief Executive Officer
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.     Director and Vice President
                        Richmond, VA 23230
Elizabeth M. O'Brien... 6610 W. Broad St.     Director
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.     Director
                        Richmond, VA 23230
Martin P. Klein........ 6610 W. Broad St.     Senior Vice President
                        Richmond, VA 23230
Scott E. Wolfe......... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                        Richmond, VA 23230    Officer
Vidal J. Torres, Jr.... 6610 W. Broad St.     Vice President and Secretary
                        Richmond, VA 23230
Jac J. Amerell......... 6610 W. Broad St.     Vice President and Controller
                        Richmond, VA 23230

         NAME                 ADDRESS         POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------        --------------------------------------
Gary T. Prizzia........ 6620 W. Broad Street    Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.       Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                          (2)
                                    NET UNDERWRITING       (3)            (4)
                                     DISCOUNTS AND     COMPENSATION    BROKERAGE      (5)
(1) NAME OF PRINCIPAL UNDERWRITER     COMMISSIONS     ON REDEMPTION   COMMISSIONS COMPENSATION
---------------------------------   ----------------   -------------  ----------- ------------
Capital Brokerage Corporation...... Not Applicable    Not Applicable     10.0%    $4.9 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 19th day of September 2012.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                   ACCOUNT 1
                                     (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                        GENWORTH LIFE INSURANCE COMPANY OF
                                          NEW YORK
                                        (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        --------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE                          TITLE                         DATE
        ---------                          -----                         ----

  /s/  DAVID J. SLOANE*    Director, Chairperson of the Board,    September 19, 2012
--------------------------   President and Chief Executive
     DAVID J. SLOANE         Officer

/s/  MARSHALL S. BELKIN*   Director                               September 19, 2012
--------------------------
   MARSHALL S. BELKIN

  /s/  WARD E. BOBITZ*     Director, Vice President and           September 19, 2012
--------------------------   Assistant Secretary
     WARD E. BOBITZ

  /s/  RICHARD I. BYER*    Director                               September 19, 2012
--------------------------
     RICHARD I. BYER

   /s/  PAUL A. HALEY      Director, Senior Vice President and    September 19, 2012
--------------------------   Chief Actuary
      PAUL A. HALEY

  /s/  ALEXANDRA DURAN*    Director                               September 19, 2012
--------------------------
     ALEXANDRA DURAN

/s/  PATRICK B. KELLEHER*  Director and Senior Vice President     September 19, 2012
--------------------------
   PATRICK B. KELLEHER

 /s/  THOMAS M. STINSON*   Director and President, Long Term      September 19, 2012
--------------------------   Care Division
    THOMAS M. STINSON

         SIGNATURE                           TITLE                         DATE
         ---------                           -----                         ----

/s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice President and    September 19, 2012
----------------------------   Chief Investment Officer
   DANIEL J. SHEEHAN, IV

    /S/  HARRY D. DUNN*      Director and Vice President            September 19, 2012
----------------------------
       HARRY D. DUNN

  /S/  TERRENCE O. JONES*    Director                               September 19, 2012
----------------------------
     TERRENCE O. JONES

   /S/  JAMES J. BUDDLE*     Director                               September 19, 2012
----------------------------
      JAMES J. BUDDLE

    /s/  AMY R. CORBIN*      Senior Vice President and Chief        September 19, 2012
----------------------------   Financial Officer
       AMY R. CORBIN

   /s/  JAC J. AMERELL*      Vice President and Controller          September 19, 2012
----------------------------
      JAC J. AMERELL



*By:    /s/  PAUL A. HALEY    , pursuant to Power of         September 19, 2012
      ----------------------    Attorney executed on April
          PAUL A. HALEY         1, 2011, October 11, 2011
                                and May 25, 2012.